Offtake Prepayment	12 Months Ended
Jun. 30, 2026
Offtake Prepayment [Abstract]
OFFTAKE PREPAYMENT
20.	OFFTAKE PREPAYMENT

	30 June 2026 $	30 June 2025 $
Bank guarantee issued against offtake prepayment (note 9)	15,000,000	15,000,000
	15,000,000	15,000,000